BOSTON TRUST SMALL CAP FUND (Prospectus Summary) | BOSTON TRUST SMALL CAP FUND
Boston Trust Small Cap Fund
Investment Goals
The Boston Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BOSTON TRUST SMALL CAP FUND
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BOSTON TRUST SMALL CAP FUND
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.37%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.13%
Fee Waiver and/or Expense Reimbursement		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.01%
[1]	The Total Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to1.00% of its average daily net assets through August 1, 2012 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). To the extent the Fund incurs these expenses, Total Annual Fund Operating Expenses After Fee Waiver may exceed the maximum amount of 1.00%. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BOSTON TRUST SMALL CAP FUND	103	347	611	1,364

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35.54%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic and foreign small cap companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days'
advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of June 30,
2011, the market capitalization range of the Russell 2000 Index was between $76 million and $3.1 billion. The Fund may invest a portion of its assets in companies in emerging markets.

Principal Investment Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Investments in the Fund are not deposits of Boston Trust Investment
Management, Inc. (the "Adviser") or Boston Trust & Investment Management Company
and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the
Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund's shares, can fluctuate - at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in "emerging markets."

Performance
The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the "Collective Fund")
that was previously managed with full investment authority by the parent company of the Fund's Adviser prior to the establishment of the Fund on December 16,
2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company
Act of 1940 (the "1940 Act" and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:   Worst quarter:
Q2 2009         Q4 2008
20.53%         (21.72)%

For the period January 1, 2011 through June 30, 2011, the aggregate
(non-annualized) total return for the Fund was 7.57%.

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BOSTON TRUST SMALL CAP FUND	Before Taxes Boston Trust Small Cap Fund	26.19%	8.11%	8.75%
BOSTON TRUST SMALL CAP FUND After Taxes on Distributions	After Taxes on Distributions Boston Trust Small Cap Fund	25.10%	7.65%
BOSTON TRUST SMALL CAP FUND After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares Boston Trust Small Cap Fund	17.40%	6.89%
BOSTON TRUST SMALL CAP FUND Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented. After-tax returns are calculated using the highest historical individual federalmarginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.